INCOME TAXES - Disclosure of detailed information about deductible temporary differences for which no deferred tax assets have been recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 0	$ 0
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets have been recognized	18,786	12,207
Mineral property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets have been recognized	15,638	22,085
Financing fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets have been recognized	2,585	1,377
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets have been recognized	1,384	1,124
Unrecognized deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ (38,393)	$ (36,793)